Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Summary additional cash flow information

	For the nine months ended
	September 30, 2012	September 30, 2011
Supplemental disclosures of cash flow information:
Cash paid for interest	$1,161	$435
Cash paid for dividends	157	559
Non-cash investing and financing activities:
Accrued preferred stock dividend	391	432
Accrued warrant liability	11,078	4,994
Accrued derivative liability	815	308
Subscription receivable	550	2,039
Conversion of preferred stock into common stock	0	1,203
Conversion of preferred stock derivative balance into common stock	79	7,237
Cashless exercise of warrants	0	4,842
Common stock issued in connection with conversion of debt	229	0